Stock Plans, Share-Based Payments and Warrants (Details 1) (USD $)	12 Months Ended
Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number Outstanding as of December 31, 2013	2,410,134
Options Outstanding, Weighted Average Exercise Price	$ 1.28
Options Exercisable, Number Exercisable as of December 31, 2013	1,385,199
Options Exercisable, Weighted Average Exercise Price	$ 1.46
$0.41 - $2.60
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price, Lower Range	$ 0.41
Range of Exercise Price, Upper Range	$ 2.60
Options Outstanding, Number Outstanding as of December 31, 2013	2,374,514
Options Outstanding, Weighted Average Remaining Contractual Life In Years	8 years 1 month 28 days
Options Outstanding, Weighted Average Exercise Price	$ 0.93
Options Exercisable, Number Exercisable as of December 31, 2013	1,349,579
Options Exercisable, Weighted Average Exercise Price	$ 0.83
$15.00 - $29.80
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price, Lower Range	$ 15
Range of Exercise Price, Upper Range	$ 29.80
Options Outstanding, Number Outstanding as of December 31, 2013	27,909
Options Outstanding, Weighted Average Remaining Contractual Life In Years	4 years 6 months 29 days
Options Outstanding, Weighted Average Exercise Price	$ 17.82
Options Exercisable, Number Exercisable as of December 31, 2013	27,909
Options Exercisable, Weighted Average Exercise Price	$ 17.82
$34.20-$96.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price, Lower Range	$ 34.20
Range of Exercise Price, Upper Range	$ 96
Options Outstanding, Number Outstanding as of December 31, 2013	7,711
Options Outstanding, Weighted Average Remaining Contractual Life In Years	1 year 4 months 17 days
Options Outstanding, Weighted Average Exercise Price	$ 51.49
Options Exercisable, Number Exercisable as of December 31, 2013	7,711
Options Exercisable, Weighted Average Exercise Price	$ 51.49